Restatement of Previously Issued Financial Statements - Schedule of Restatement of Previously Issued Financial Statements (Details) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Feb. 18, 2021
Statement of Financial Position [Abstract]
Accumulated deficit	$ (112,433,000)		$ (109,168,000)				$ (112,433,000)			$ (101,049,000)	$ (109,168,000)	$ (101,049,000)
Total Assets	429,386,000		436,113,000				429,386,000			429,147,000	436,113,000	429,147,000
Total liabilities	248,554,000		249,105,000				248,554,000			223,323,000	249,105,000	223,323,000
Additional paid-in capital	191,676,000		193,176,000				191,676,000			196,176,000	193,176,000	196,176,000
Total shareholders' deficit	82,562,000		87,327,000				82,562,000			98,446,000	87,327,000	98,446,000
Total liabilities and equity	429,386,000		436,113,000				429,386,000			429,147,000	436,113,000	429,147,000
Statement of Stockholders' Equity [Abstract]
Balance at the beginning		$ (109,168,000)				$ (101,049,000)	(109,168,000)	$ (101,049,000)	$ (101,049,000)		(101,049,000)
Balance at the end	(112,433,000)		(109,168,000)				(112,433,000)			(101,049,000)	(109,168,000)	(101,049,000)
Net loss	(1,718,000)				$ (1,990,000)		(3,265,000)	(3,393,000)			(8,119,000)	(11,064,000)
Previously Reported [Member]
Statement of Financial Position [Abstract]
Accumulated deficit				$ (106,692,000)	(104,541,000)	(102,855,000)		(104,541,000)	(106,692,000)
Statement of Stockholders' Equity [Abstract]
Balance at the beginning			(106,692,000)	(104,541,000)	(102,855,000)
Balance at the end				(106,692,000)	(104,541,000)	(102,855,000)		(104,541,000)	(106,692,000)
Restatement Adjustment [Member]
Statement of Financial Position [Abstract]
Accumulated deficit				(40,000)	(305,000)	370,000		(305,000)	(40,000)
Statement of Stockholders' Equity [Abstract]
Balance at the beginning			(40,000)	(305,000)	370,000
Balance at the end				(40,000)	(305,000)	370,000		(305,000)	(40,000)
Fifth Wall Acquisition Corp. III [Member]
Statement of Financial Position [Abstract]
Accumulated deficit	(3,588,465)		(4,612,204)	(5,411,401)	(5,079,390)		(3,588,465)	(5,079,390)	(5,411,401)	(8,053,173)	(4,612,204)	(8,053,173)
Total Assets	4,910,153		278,674,388	276,978,583	276,393,463		4,910,153	276,393,463	276,978,583	276,872,407	278,674,388	276,872,407
Total current liabilities	3,729,256		1,827,223	467,636	412,495		3,729,256	412,495	467,636	299,801	1,827,223	299,801
Deferred underwriting commissions	0		3,609,375	6,015,625	6,015,625		0	6,015,625	6,015,625	9,625,000	3,609,375	9,625,000
Total liabilities	3,729,256		5,436,598	6,483,261	6,428,120		3,729,256	6,428,120	6,483,261	9,924,801	5,436,598	9,924,801
Ordinary shares subject to possible redemption	4,768,583		277,849,215				4,768,583			275,000,000	277,849,215	275,000,000
Preferred shares				0	0			0	0	0		0
Additional paid-in capital	0		0	0	0		0	0	0	0	0	0
Total shareholders' deficit	(3,587,686)	(2,299,374)	(4,611,425)	(5,410,622)	(8,687,986)	(8,405,279)	(3,587,686)	(8,687,986)	(5,410,622)	(8,052,394)	(4,611,425)	(8,052,394)	$ 0
Total shareholders' deficit					(5,078,611)			(5,078,611)
Total liabilities and equity	4,910,153		278,674,388	276,978,583	276,393,463		4,910,153	276,393,463	276,978,583	276,872,407	278,674,388	276,872,407
Statement of Stockholders' Equity [Abstract]
Balance at the beginning		(4,612,204)	(5,411,401)	(5,079,390)		(8,053,173)	(4,612,204)	(8,053,173)	(8,053,173)		(8,053,173)
Balance at the end	(3,588,465)		(4,612,204)	(5,411,401)	(5,079,390)		(3,588,465)	(5,079,390)	(5,411,401)	(8,053,173)	(4,612,204)	(8,053,173)
Adjustment for accretion of Class A ordinary shares subject to possible redemption amount	2,902,624	(812,073)			43,954			3,565,421	2,703,431		(3,166,410)
Net loss	1,614,312	$ 1,499,978			(238,753)	(352,885)	3,114,290	(591,638)	(61,659)	(1,100,581)	274,559
Statement of Cash Flows [Abstract]
Extinguishment of deferred underwriting commissions							3,609,375	3,609,375	3,609,375		6,015,625
Fifth Wall Acquisition Corp. III [Member] | Previously Reported [Member]
Statement of Financial Position [Abstract]
Accumulated deficit				(9,020,776)	(8,688,765)			(8,688,765)	(9,020,776)	(8,053,173)		(8,053,173)
Total Assets				276,978,583	276,393,463			276,393,463	276,978,583
Total current liabilities				467,636	412,495			412,495	467,636
Deferred underwriting commissions				9,625,000	9,625,000			9,625,000	9,625,000
Total liabilities				10,092,636	10,037,495			10,037,495	10,092,636
Preferred shares				0	0			0	0
Additional paid-in capital				0	0			0	0
Total shareholders' deficit				(9,019,997)	(8,687,986)			(8,687,986)	(9,019,997)
Total liabilities and equity				276,978,583	276,393,463			276,393,463	276,978,583
Statement of Stockholders' Equity [Abstract]
Balance at the beginning			(9,020,776)	(8,688,765)		(8,053,173)		(8,053,173)	(8,053,173)		(8,053,173)
Balance at the end				(9,020,776)	(8,688,765)			(8,688,765)	(9,020,776)	(8,053,173)		(8,053,173)
Adjustment for accretion of Class A ordinary shares subject to possible redemption amount								(43,954)	(905,944)
Net loss								(591,638)	(61,659)
Statement of Cash Flows [Abstract]
Extinguishment of deferred underwriting commissions								0	0
Fifth Wall Acquisition Corp. III [Member] | Restatement Adjustment [Member]
Statement of Financial Position [Abstract]
Accumulated deficit				3,609,375	3,609,375			3,609,375	3,609,375	0		0
Total Assets				0	0			0	0
Total current liabilities				0	0			0	0
Deferred underwriting commissions				(3,609,375)	(3,609,375)			(3,609,375)	(3,609,375)
Total liabilities				(3,609,375)	(3,609,375)			(3,609,375)	(3,609,375)
Preferred shares				0	0			0	0
Additional paid-in capital				0	0			0	0
Total shareholders' deficit				3,609,375	3,609,375			3,609,375	3,609,375
Total liabilities and equity				0	0			0	0
Statement of Stockholders' Equity [Abstract]
Balance at the beginning			3,609,375	3,609,375		$ 0		0	0		0
Balance at the end				3,609,375	3,609,375			3,609,375	3,609,375	0		0
Adjustment for accretion of Class A ordinary shares subject to possible redemption amount								3,609,375	3,609,375
Net loss								0	0
Statement of Cash Flows [Abstract]
Extinguishment of deferred underwriting commissions								3,609,375	3,609,375
Fifth Wall Acquisition Corp. III [Member] | Common Class A [Member]
Statement of Financial Position [Abstract]
Ordinary shares subject to possible redemption				91	91			91	91
Fifth Wall Acquisition Corp. III [Member] | Common Class A [Member] | Previously Reported [Member]
Statement of Financial Position [Abstract]
Ordinary shares subject to possible redemption				91	91			91	91
Fifth Wall Acquisition Corp. III [Member] | Common Class A [Member] | Restatement Adjustment [Member]
Statement of Financial Position [Abstract]
Ordinary shares subject to possible redemption				0	0			0	0
Fifth Wall Acquisition Corp. III [Member] | Class A Common Stock Subject to Redemption [Member]
Statement of Financial Position [Abstract]
Ordinary shares subject to possible redemption	$ 4,768,583		$ 277,849,215	275,905,944	275,043,954		$ 4,768,583	275,043,954	275,905,944	$ 275,000,000	$ 277,849,215	$ 275,000,000
Fifth Wall Acquisition Corp. III [Member] | Class A Common Stock Subject to Redemption [Member] | Previously Reported [Member]
Statement of Financial Position [Abstract]
Ordinary shares subject to possible redemption				275,905,944	275,043,954			275,043,954	275,905,944
Fifth Wall Acquisition Corp. III [Member] | Class A Common Stock Subject to Redemption [Member] | Restatement Adjustment [Member]
Statement of Financial Position [Abstract]
Ordinary shares subject to possible redemption				0	0			0	0
Fifth Wall Acquisition Corp. III [Member] | Common Class B [Member]
Statement of Financial Position [Abstract]
Ordinary shares subject to possible redemption				688	688			688	688
Fifth Wall Acquisition Corp. III [Member] | Common Class B [Member] | Previously Reported [Member]
Statement of Financial Position [Abstract]
Ordinary shares subject to possible redemption				688	688			688	688
Fifth Wall Acquisition Corp. III [Member] | Common Class B [Member] | Restatement Adjustment [Member]
Statement of Financial Position [Abstract]
Ordinary shares subject to possible redemption				$ 0	$ 0			$ 0	$ 0